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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [_]; Amendment Number: __________________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1301 Second Avenue, Suite 2850
         Seattle, WA 98101

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Charles F. Pollnow IV
Title:   Manager of Triple Frond Partners LLC
Phone:   206-332-1215

Signature, Place, and Date of Signing:

   /s/ Charles F. Pollnow IV
-----------------------------           Seattle, WA   July 9, 2012
     Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager: None.
List of Other Included Managers:

No.    Form 13F File Number    Name

1      28-13332                Hawk Hill Capital Partners, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 351,690
                                        (thousands)

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                           FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER                    CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
------------------------------ ---------- ----------- -------- --------- --- ---- ---------- -------- --------- --------- ----
CARNIVAL CORPORATION ......... PAIRED CTF 143658 30 0   33,976   991,435  SH         SOLE        1      991,435
COCA COLA ENTERPRISES INC ....     COM    19122T 10 9   29,494 1,051,849  SH         SOLE        1    1,051,849
CRH P L C ....................     ADR    12626K 20 3   10,841   563,456  SH         SOLE        1      563,456
GRIFOLS S A ..................  SPON ADR  398438 30 9   34,600 3,604,132  SH         SOLE        1    3,604,132
HCC INS HLDGS INC ............     COM    404132 10 2   42,216 1,344,469  SH         SOLE        1    1,344,469
PROGRESSIVE CORP OHIO ........     COM    743315 10 3   38,610 1,853,587  SH         SOLE        1    1,853,587
RENAISSANCERE HOLDING LTD ....     COM    G7496G 10 3   32,311   425,089  SH         SOLE        1      425,089
RYANAIR HOLDINGS PLC .........  SPON ADR  783513 10 4   24,594   809,000  SH         SOLE        1      809,000
SCHWAB CHARLES CORP ..........     COM    808513 10 5   38,495 2,977,160  SH         SOLE        1    2,977,160
TIME WARNER CABLE INC ........     COM    88732J 20 7   66,553   810,635  SH         SOLE        1      810,635
                                                       351,690
                                                      --------